Unaudited interim consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Revenue
Other income	$ 3,444	$ 527	$ 5,070	$ 527
Expenses
Depreciation	(36,198)	(7,558)	(70,207)	(15,177)
Electricity charges	(30,171)	(16,746)	(59,993)	(36,111)
Employee benefits expense	(6,985)	(4,334)	(14,706)	(8,511)
Share-based payments expense	(7,975)	(5,966)	(16,159)	(11,805)
Impairment of assets	0	0	(9,524)	0
Reversal of impairment of assets	516	108	516	108
Professional fees	(3,533)	(2,322)	(6,345)	(3,932)
Other transaction costs	(1,452)	0	(1,452)	0
Site expenses	(2,975)	(1,665)	(5,341)	(3,517)
Other operating expenses	(10,543)	(6,008)	(20,312)	(10,260)
Gain/(loss) on disposal of property, plant and equipment	(672)	5	167	16
Realized gain/(loss) on financial asset	0	101	(4,215)	3,119
Unrealized gain/(loss) on financial instruments	12,900	(258)	12,900	(258)
Renewable energy credits (RECs)	(1,400)	(152)	(2,049)	(279)
Operating profit/(loss)	31,099	(2,221)	(22,742)	(9,636)
Finance expense	(6,253)	(30)	(6,309)	(64)
Interest income	1,587	665	3,875	1,378
Foreign exchange loss	(4,559)	(4,707)	(3,371)	(2,449)
Profit/(loss) before income tax expense	21,874	(6,293)	(28,547)	(10,771)
Income tax (expense)/benefit	(2,996)	1,065	(4,278)	244
Profit/(loss) after income tax expense for the period	18,878	(5,228)	(32,825)	(10,527)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	(11,973)	7,584	(10,123)	2,002
Other comprehensive income/(loss) for the period, net of tax	(11,973)	7,584	(10,123)	2,002
Total comprehensive income/(loss) for the period	$ 6,905	$ 2,356	$ (42,948)	$ (8,525)
Basic earnings per share (in dollars per share)	$ 0.0009	$ (0.0007)	$ (0.0016)	$ (0.0015)
Diluted earnings per share (in dollars per share)	$ 0.0009	$ (0.0007)	$ (0.0016)	$ (0.0015)
Bitcoin mining revenue
Revenue
Revenue	$ 113,483	$ 42,047	$ 163,058	$ 76,444
AI cloud service revenue
Revenue
Revenue	$ 2,660	$ 0	$ 5,850	$ 0